Stock-based compensation (Tables) - Mizuho Financial Group Inc, Mizuho Bank Limited, Mizuho Trust & Banking Limited and Mizuho Securities Corporation Limited	12 Months Ended
Mar. 31, 2015
Schedule of Share-based Compensation, Stock Options, Activity

The following is a roll-forward of MHFG Stock Plan for the fiscal year ended March 31, 2015:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	22,543,000	1
Granted during fiscal year	9,602,000	1
Exercised during fiscal year	8,187,000	1

Outstanding at end of fiscal year	23,958,000	1	18.41	5,034

Exercisable at end of fiscal year	—	—	—	—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The expected dividend yield is based on the dividend rate of MHFG common stock at the date of grant.

	For the stock acquisition rights granted during the fiscal years ended March 31,
	2014	2015
Risk-free interest rate	0.08%	0.01%
Expected volatility	28.16%	25.91%
Expected remaining term (in years)	2.46	2.46
Expected dividend yield	3.11%	3.42%